The Putnam
Fund for
Growth and
Income

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

4-30-99


[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The dedication of the management team of The Putnam Fund for Growth and Income to the fund's investment style once again proved its worth toward the midpoint of the fund's fiscal year. In April, the type of value stocks in which the fund invests took a positive turn, with a favorable effect on performance for the semiannual period.

The shift was a long time in coming. As the managers explain in the following report, prices of these stocks had lagged those of growth stocks since early 1997. A team less committed to style consistency might have yielded to the temptation to switch to the better-performing stocks in hopes of capturing short-term gains.

Experience has shown us, however, that over the long haul such maneuvers often prove to be illusory. While one can never count past performance as a guarantee of future results, your fund's four decades of solid growth tend to confirm the efficacy of the fund's long-standing strategy. The managers provide greater detail of the fund's performance during the first half of fiscal 1999, then offer their outlook for prospects in the second half.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
June 16, 1999



Report from the Fund Managers

David L. King
Hugh H. Mullin
Sheldon N. Simon

With more than 40 years of history, The Putnam Fund for Growth and Income has experienced a large number of changes in market sentiment. As we write this update on performance to conclude the first half of the fund's 1999 fiscal year, the market is showing signs of yet another transition. The type of value stocks in which your fund invests, which have lagged behind growth stocks since early 1997, are now beginning to move out in front. In April, a broad range of energy and industrial stocks led the market higher while large growth companies fell back slightly.

This is welcome news for your fund, of course, and during the semiannual period the fund achieved unusually strong returns. Nevertheless, it is important to recall that throughout its long history, the fund has performed competitively with less volatility than the overall market -- even when its style was out of favor. We believe the strategy of emphasizing stocks of large, established companies with qualities of "cheapness and change," while value-oriented, suits a variety of market conditions. For the fund's historic performance information, please turn to the tables that begin on page 7.

Total return for 6 months ended 4/30/99

       Class A             Class B               Class M
     NAV     POP         NAV     CDSC          NAV     POP
----------------------------------------------------------------
    18.68%   11.84%     18.28%    13.28%      18.40%   14.24%
----------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods begins on page 7.

* VALUE STOCKS SHOW NEW LIFE IN SEMIANNUAL PERIOD

Despite unusual volatility in the market over the past six months, your fund has registered relatively steady gains. Initially it benefited from large positions in financial stocks and several cyclical technology companies. We had built these positions in part by taking advantage of two buying opportunities in the middle of 1998: a cyclical downturn in technology stocks and the sharp decline among financial stocks following Russia's August debt crisis. Financials began a slow and steady comeback in the autumn, while technology companies achieved somewhat faster gains. In January and February, we sold the fund's positions in companies such as Intel, Sun Microsystems, and Texas Instruments at substantial profits when they no longer qualified as value stocks.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Insurance and finance     23.9%

Oil and gas               11.7%

Utilities                 11.1%

Pharmaceuticals            5.9%

Food and
beverages                  5.6%

Footnote reads:
*Based on net assets as of 4/30/99. Holdings will vary over time.


"The long-sought broadening of the market may finally be at hand -- and the move into such old-line blue-chips as chemicals, machinery, and paper may give the aging bull a shot of adrenaline."

-- Business Week, May 3, 1999


As we were taking profits in technology, however, energy and basic materials stocks started to perk up thanks to strengthening oil prices. It appeared that after nearly two years of economic weakness in other regions of the globe, demand for oil and other commodities was no longer falling. Supplies should begin to decline because oil companies have reduced production in the past year and OPEC nations decided in March to cut future output. Following the OPEC action, investors quickly bid up the shares of energy, basic materials, capital goods, and other industrial stocks in the United States during April. The fund's weightings in these sectors have grown because of a few recent stock purchases and general price appreciation. Although this value-oriented trend is nascent, we believe it is justified for fundamental reasons and could be sustainable.

* FUND BENEFITS FROM FLOURISHING MERGER ACTIVITY

During the semiannual period, several holdings benefited from another type of change that is sweeping the market -- mergers and acquisitions. We have mentioned several of these in recent reports as the number and size of these consolidations have set records. While we do not specifically target stocks that are candidates for acquisition, consolidation within an industry is a positive trend that can improve stock performance and one of the positive changes we use as a key selection criterion. Also, we believe that effective managers are willing to undertake a variety of measures -- including mergers -- that have the potential to increase shareholder value. Mergers have contributed substantially to the fund's performance during the past six months. In most cases, they have meant a short-term increase in the share prices of the acquired companies and enhanced long-term competitive positions for the combined entities. Mergers have also contributed to the broadening of market participation, because many leading stocks are now in position to acquire companies that have lagged behind.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Citigroup, Inc.
Insurance and finance

Bank of America Corp.
Insurance and finance

Exxon Corp.
Oil and gas

IBM Corp.
Computer services and software

General Electric Co.
Electronics and electrical equipment

Pharmacia & Upjohn, Inc.
Pharmaceuticals

Bank One Corp.
Insurance and finance

SBC Communications, Inc.
Utilities

American Home Products Corp.
Pharmaceuticals

American Telephone & Telegraph Co.
Utilities

Footnote reads:
These holdings represent 19.1% of the fund's net assets as of 4/30/99. Portfolio holdings will vary over time.


In the oil industry, three fund holdings are on their way to becoming one:
British Petroleum completed its acquisition of Amoco during the period and went on to announce the acquisition of Atlantic Richfield. Sonat, an oil exploration company in the portfolio, agreed to be acquired by El Paso Energy.


An example of positive change: industry consolidation

One of the positive changes that we look for while analyzing companies is industry consolidation -- a process in which mergers and acquisitions reduce competition in an industry and allow the most effective corporate leaders to achieve greater market share. When there are too many companies in an industry producing the same or similar products, prices fall and profit margins narrow across the board. The oil industry provides a recent case in point. During the 1990s, the worldwide oil supply has generally outpaced demand, keeping prices low and profits weak for many oil companies. In the past year or so, several large mergers have occurred around the world, which in the future will limit the number of competitors and make it easier for the remaining companies to manage production at profitable levels.


Similarly, in the financials sector, fund holding Mercantile Bancorporation, based in St. Louis, accepted a deal from Firstar that included a 29% premium over its then-current share price. The fund also owned both BankBoston and Fleet Financial Services, which recently announced a forthcoming merger; the combined FleetBoston Bank will dominate banking in the New England region. In a noteworthy international combination, Deutsche Bank acquired fund holding Bankers Trust New York, which we had long considered an undervalued stock, as Germany's largest bank sought to gain a greater presence in the thriving American market. We sold Bankers Trust at a profit following the announcement.

At the close of the semiannual period, fund holding MediaOne Group was in talks with two other holdings, AT&T and Comcast, as these companies vied to shape the future of Internet service distribution through the coaxial cables used for cable television. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* NEW HOLDINGS REPRESENT DIVERSE OPPORTUNITIES

Our strategy's versatility allows us to take advantage of opportunities among a variety of companies and industries, which is reflected in several purchases over the period. After avoiding Boeing during its past two years of weakening profits and production delays, we added it to the portfolio when a new chief financial officer demonstrated better cost-management abilities than her predecessor. Now we have confidence that both the company's earnings and its productivity are on the mend. While we bought the stock because of these fundamental changes, its appreciation toward the end of the six-month period -- reflecting the recovery in industrial cyclical stocks -- further boosted our confidence in the company.


Morningstar, an independent rating agency, has awarded The Putnam Fund for Growth and Income class A shares 4 out of 5 stars for overall performance (based on its 3-, 5-, and 10-year returns) within Morningstar's domestic equity funds category as of April 30, 1999. Only 22.5% of the 2,976 domestic equity funds rated received 4 stars.

Past performance is not indicative of future results. Morningstar ratings reflect risk-adjusted performance through 4/30/99 and are subject to change every month. Morningstar ratings are calculated from a fund's 3-, 5-, and 10-year returns (with fee adjustments) in excess of 90-day Treasury bill returns and a risk factor that reflects performance below 90-day Treasury bill returns. For 3-, 5-, and 10-year performance, the fund received 3, 4, and 4 stars, respectively. There were 2,976, 1,816, and 742 funds rated, respectively; the top 10% of funds in an investment category receive 5 stars; the next 22.5% receive 4 stars, the middle 35% receive 3 stars; the next 22.5% receive 2 stars; and the bottom 10% receive 1 star. Performance of other share classes will vary.


We added to Dow Chemical, an existing holding, because we had growing confidence in the company's ability to achieve consistent profitability in an industry largely influenced by cyclical demand. Dow is one of the low-cost producers of ethylene, a major product for industrial uses, and the company was able to post profits even as demand for ethylene recently bottomed. During the industry's recent weakness, the company purchased a large portion of its outstanding equity. This action helped to stabilize the stock price in the short term and makes it likely that during the next cyclical upswing earnings-per-share growth should be unusually strong.

We also added RiteAid, a large drugstore chain, when the stock fell by close to 50% following the announcement of poor quarterly earnings from 1998's fourth quarter. We saw a lot of value in the company because it is a well-managed franchise with many fundamental strengths. The earnings disappointment resulted from heavy spending on expansion in a short time period. Since we added the stock it has remained undervalued but in our view the company's long-term earnings growth prospects are still strong.

* FUND PREPARED FOR VARIETY OF MARKET CONDITIONS

As the fund enters the second half of its 1999 fiscal year, the current broadening of participation in the market's gains is a reassuring sign -- not merely because it favors your fund's investment style, but because it signals greater health in the stock market and more optimism among investors. We believe that optimism is supported by continuing economic growth with low inflation in the United States and by an improving outlook overseas.

While your fund does not generally invest internationally, the majority of its holdings are fundamentally strong large companies precisely because they have globalized their operations successfully in recent decades. Recessions in other regions of the globe depressed the earnings growth of these well-managed companies in the past couple of years, but most of them remained profitable. The results in the past six months affirm that our research process can identify companies with effective leaders who maintain profitability and undertake positive changes even amid adverse conditions. With this selection process in place, conditions more favorable to value stocks are helpful, but not essential, to your fund's successful long-term performance.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 4/30/99, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. The Putnam Fund for Growth and Income is designed for investors seeking capital growth and current income.


TOTAL RETURN FOR PERIODS ENDED 4/30/99

                          Class A           Class B          Class M
(inception dates)        (11/6/57)         (4/27/92)         (5/1/95)
                       NAV      POP      NAV     CDSC      NAV      POP
-------------------------------------------------------------------------------
6 months              18.68%   11.84%   18.28%   13.28%   18.40%   14.24%
-------------------------------------------------------------------------------
1 year                13.86     7.34    13.03     8.03    13.33     9.35
-------------------------------------------------------------------------------
5 years              166.35   151.10   156.58   154.58   159.73   150.65
Annual average        21.64    20.22    20.74    20.55    21.03    20.17
-------------------------------------------------------------------------------
10 years             349.97   323.94   316.21   316.21   326.74   311.66
Annual average        16.23    15.54    15.33    15.33    15.62    15.20
-------------------------------------------------------------------------------
Annual average
(life of fund)        14.07    13.91    12.99    12.99    13.27    13.18
-------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 4/30/99

                                            S&P 500(R)        Consumer
                                              Index          price index
-------------------------------------------------------------------------------
6 months                                      22.32%            1.47%
-------------------------------------------------------------------------------
1 year                                        21.82             2.28
-------------------------------------------------------------------------------
5 years                                      228.92            12.75
Annual average                                26.89             2.43
-------------------------------------------------------------------------------
10 years                                     461.10            35.01
Annual average                                18.83             3.05
-------------------------------------------------------------------------------
Annual average (life of fund)                  8.62             4.19
-------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50% respectively. Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 4/30/99

                                 Class A       Class B       Class M
----------------------------------------------------------------------------
Distributions (number)              2             2             2
----------------------------------------------------------------------------
Income                           $0.220        $0.144        $0.170
----------------------------------------------------------------------------
Capital gains
  Long-term                       1.506         1.506         1.506
----------------------------------------------------------------------------
  Short-term                        --            --            --
----------------------------------------------------------------------------
  Total                           $1.726       $1.650        $1.676
----------------------------------------------------------------------------
Share value:                   NAV      POP      NAV      NAV      POP
----------------------------------------------------------------------------
10/31/98                      $20.44  $21.69   $20.19    $20.33   $21.07
----------------------------------------------------------------------------
4/30/99                        22.35   23.71    22.06     22.22    23.03
----------------------------------------------------------------------------
Current return (end of period)
----------------------------------------------------------------------------
Current dividend rate1          1.88%   1.77%    1.21%     1.43%    1.38%
----------------------------------------------------------------------------
Current 30-day SEC yield2       1.19    1.12     0.47      0.71     0.69
-----------------------------------------------------------------------------

1 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2 Based on investment income, calculated using SEC guidelines.


TOTAL RETURN FOR PERIODS ENDED 3/31/99 (most recent calendar quarter)

                    Class A           Class B           Class M
(inception dates)  (11/6/57)         (4/27/92)          (5/1/95)
                  NAV      POP      NAV     CDSC      NAV      POP
-------------------------------------------------------------------------------
6 months         19.58%   12.69%   19.10%   14.10%   19.29%   15.14%
-------------------------------------------------------------------------------
1 year            6.48     0.38     5.65     0.81     5.94     2.22
-------------------------------------------------------------------------------
5 years         153.29   138.73   144.05   142.05   146.99   138.40
Annual average   20.43    19.01    19.54    19.34    19.82    18.98
-------------------------------------------------------------------------------
10 years        334.85   309.90   301.97   301.97   312.22   297.82
Annual average   15.83    15.15    14.93    14.93    15.22    14.81
-------------------------------------------------------------------------------
Annual average
(life of fund)   13.92    13.75    12.83    12.83    13.12    13.02
-------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance summary for method of calculation.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your funds' class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.


Comparative benchmarks

Standard & Poor's 500 Composite Stock Price Index is an index of common stocks frequently used as a general measure of stock market performance. Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price is determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the amounts listed in the Statement of Operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-ended funds, a separate table is provided for each share class.




The fund's portfolio
April 30, 1999 (Unaudited)

COMMON STOCKS (98.6%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Aerospace and Defense (2.8%)
--------------------------------------------------------------------------------------------------------------------------
          8,927,600  Boeing Co.                                                                           $    362,683,750
          2,000,000  Raytheon Co. Class A                                                                      138,375,000
          3,778,400  Raytheon Co. Class B                                                                      265,432,600
          2,688,000  United Technologies Corp.                                                                 389,424,000
                                                                                                           ---------------
                                                                                                             1,155,915,350

Automotive (2.5%)
--------------------------------------------------------------------------------------------------------------------------
          8,213,100  Ford Motor Co.                                                                            525,125,081
          5,550,000  General Motors Corp.                                                                      493,603,125
                                                                                                           ---------------
                                                                                                             1,018,728,206

Basic Industrial Products (2.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,585,631  Caterpillar, Inc.                                                                         102,074,996
          3,356,760  Cooper Industries, Inc.                                                                   162,383,265
          3,834,404  Deere (John) & Co.                                                                        164,879,372
          1,353,780  Illinois Tool Works, Inc.                                                                 104,241,060
          3,765,755  Minnesota Mining & Manufacturing Co.                                                      335,152,195
          3,495,700  Owens-Illinois, Inc. (NON)                                                                101,375,300
                                                                                                           ---------------
                                                                                                               970,106,188

Business Equipment and Services (1.2%)
--------------------------------------------------------------------------------------------------------------------------
          2,135,550  Avery Dennison Corp.                                                                      145,751,288
          5,862,644  Xerox Corp.                                                                               344,430,335
                                                                                                           ---------------
                                                                                                               490,181,623

Cable Television (0.6%)
--------------------------------------------------------------------------------------------------------------------------
          1,560,000  Comcast Corp. Class A                                                                     102,472,500
          1,895,500  MediaOne Group Inc. (NON)                                                                 154,601,719
                                                                                                           ---------------
                                                                                                               257,074,219

Chemicals (3.1%)
--------------------------------------------------------------------------------------------------------------------------
          3,399,900  Dow Chemical Co.                                                                          446,024,381
          8,789,222  du Pont (E.I.) de Nemours & Co., Ltd.                                                     620,738,804
          2,265,925  Eastman Chemical Co.                                                                      126,183,698
            383,900  PPG Industries, Inc.                                                                       24,929,506
          2,419,260  Witco Chemical Corp.                                                                       46,117,144
                                                                                                           ---------------
                                                                                                             1,263,993,533

Computer Equipment (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            550,000  Apple Computer, Inc. (NON)                                                                 25,300,000
          3,305,900  Compaq Computer Corp.                                                                      73,762,894
                                                                                                           ---------------
                                                                                                                99,062,894

Computer Services and Software (3.6%)
--------------------------------------------------------------------------------------------------------------------------
          5,857,400  Computer Associates International, Inc.                                                   250,037,763
          1,798,400  Electronic Data Systems Corp.                                                              96,664,000
          3,860,072  IBM Corp.                                                                                 807,478,812
          2,900,000  NCR Corp. (NON)                                                                           118,900,000
          7,440,000  Seagate Technology, Inc. (NON)                                                            207,390,000
                                                                                                           ---------------
                                                                                                             1,480,470,575

Conglomerates (0.9%)
--------------------------------------------------------------------------------------------------------------------------
          5,745,800  Allied-Signal, Inc. (NON)                                                                 337,565,750
          1,300,000  Ogden Corp.                                                                                33,556,250
                                                                                                           ---------------
                                                                                                               371,122,000

Consumer Non Durables (2.7%)
--------------------------------------------------------------------------------------------------------------------------
          3,483,725  Colgate-Palmolive Co.                                                                     356,864,080
          5,308,210  Kimberly-Clark Corp.                                                                      325,459,626
         10,962,268  Philip Morris Cos., Inc.                                                                  384,364,522
            709,000  Procter & Gamble Co.                                                                       66,513,063
                                                                                                           ---------------
                                                                                                             1,133,201,291

Electronics and Electrical Equipment (3.9%)
--------------------------------------------------------------------------------------------------------------------------
          6,425,041  Emerson Electric Co.                                                                      414,415,145
          6,755,000  General Electric Co.                                                                      712,652,500
          6,137,900  Motorola, Inc.                                                                            491,799,238
                                                                                                           ---------------
                                                                                                             1,618,866,883

Entertainment (0.9%)
--------------------------------------------------------------------------------------------------------------------------
          4,200,000  Disney (Walt) Productions, Inc.                                                           133,350,000
          5,748,258  Viacom, Inc. Class B (NON)                                                                234,960,046
                                                                                                           ---------------
                                                                                                               368,310,046

Environmental Control (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          2,259,784  Waste Management, Inc.                                                                    127,677,796

Food and Beverages (5.6%)
--------------------------------------------------------------------------------------------------------------------------
          5,319,565  Anheuser-Busch Cos., Inc.                                                                 388,993,191
          8,657,200  ConAgra, Inc.                                                                             215,347,850
            712,400  General Mills, Inc.                                                                        52,094,250
          7,059,066  Heinz (H.J.) Co.                                                                          329,570,144
          5,698,900  Kellogg Co.                                                                               210,859,300
          1,940,000  Nabisco Holdings Corp. Class A                                                             73,356,250
          2,726,700  PepsiCo, Inc.                                                                             100,717,481
          3,982,900  The Quaker Oats Co.                                                                       257,145,981
            849,600  Ralston-Ralston Purina Group                                                               25,912,800
          6,900,000  RJR Nabisco Holdings Corp.                                                                177,675,000
         14,543,347  Sara Lee Corp.                                                                            323,589,471
          2,119,700  Seagram Co., Ltd.                                                                         121,617,788
            605,700  SYSCO Corp.                                                                                17,981,719
                                                                                                           ---------------
                                                                                                             2,294,861,225

Health Care (0.6%)
--------------------------------------------------------------------------------------------------------------------------
         10,540,900  Tenet Healthcare Corp. (NON)                                                              249,028,763
            262,800  WeLLPoint Health Networks, Inc. (NON)                                                      18,461,700
                                                                                                           ---------------
                                                                                                               267,490,463

Insurance and Finance (23.9%)
--------------------------------------------------------------------------------------------------------------------------
          1,270,000  Aetna Inc.                                                                                111,363,125
          5,800,000  Allstate Corp.                                                                            210,975,000
          1,007,800  American Express Co.                                                                      131,706,863
          6,517,374  American General Corp.                                                                    482,285,676
          4,515,592  AON Corp.                                                                                 309,318,052
         14,451,789  Bank of America Corp. (NON)                                                             1,040,528,808
         11,895,743  Bank One Corp.                                                                            701,848,837
          7,478,012  BankBoston Corp.                                                                          366,422,588
          5,195,380  Chase Manhattan Corp.                                                                     429,917,695
          5,751,822  CIGNA Corp.                                                                               501,486,981
         14,871,000  Citigroup, Inc.                                                                         1,119,042,750
          4,976,410  Fannie Mae                                                                                353,014,084
            563,300  First American Corp.                                                                       21,863,081
          2,230,000  First Union Corp.                                                                         123,486,250
          4,762,600  Fleet Financial Group, Inc.                                                               205,089,463
          1,696,800  Hartford Financial Services Group                                                         100,005,150
          1,564,680  Huntington Bancshares, Inc.                                                                55,448,348
            455,100  KeyCorp                                                                                    14,079,656
          2,300,000  Lehman Brothers Holding, Inc.                                                             127,793,750
          1,877,400  Lincoln National Corp.                                                                    180,347,738
          3,520,000  Mercantile Bancorporation, Inc.                                                           200,640,000
          4,576,500  Merrill Lynch & Co., Inc.                                                                 384,139,969
          3,358,143  Morgan (J.P.) & Co., Inc.                                                                 452,509,769
          1,841,000  National City Corp.                                                                       132,091,750
          1,269,600  Paine Webber Group Inc.                                                                    59,591,850
          6,755,800  PNC Bank Corp.                                                                            390,991,925
            862,129  Summit Bancorp                                                                             36,532,716
          1,363,200  SunTrust Banks, Inc.                                                                       97,468,800
          1,450,000  Synovus Financial Corp.                                                                    32,081,250
          1,780,000  The Chubb Corp.                                                                           105,465,000
          1,850,000  The Equitable Companies, Inc.                                                             124,528,125
          8,593,800  U.S. Bancorp                                                                              318,507,713
         12,854,300  Washington Mutual, Inc.                                                                   528,633,088
         10,106,750  Wells Fargo & Co.                                                                         436,485,266
                                                                                                           ---------------
                                                                                                             9,885,691,116

Medical Supplies and Devices (0.8%)
--------------------------------------------------------------------------------------------------------------------------
          5,292,227  Baxter International, Inc.                                                                333,410,301

Metals and Mining (0.8%)
--------------------------------------------------------------------------------------------------------------------------
          3,910,100  Alcoa Inc. (NON)                                                                          243,403,725
          3,750,000  Freeport-McMoRan Copper & Gold Co., Inc. Class A (AFF)                                     54,609,375
          2,500,000  Freeport-McMoRan Copper & Gold Co., Inc. Class B                                           38,281,250
                                                                                                           ---------------
                                                                                                               336,294,350

Oil and Gas (11.7%)
--------------------------------------------------------------------------------------------------------------------------
          3,898,055  Atlantic Richfield Co.                                                                    327,192,992
          2,399,981  BP Amoco PLC ADR (United Kingdom) (NON)                                                   271,647,836
          4,294,800  Chevron, Inc.                                                                             428,406,300
          4,923,300  Conoco, Inc.                                                                              133,544,513
          1,520,000  Elf Aquitane ADR (France)                                                                 118,750,000
          1,369,600  Enron Corp.                                                                               103,062,400
         10,456,674  Exxon Corp.                                                                               868,557,484
          5,357,900  Halliburton Co.                                                                           228,380,488
          4,686,549  Mobil Corp.                                                                               490,916,008
          6,000,000  Occidental Petroleum Corp.                                                                121,125,000
          9,784,700  Royal Dutch Petroleum Co. PLC ADR (Netherlands)                                           574,239,581
          4,850,500  Schlumberger Ltd.                                                                         309,825,688
          6,423,400  Sonat, Inc. (AFF)                                                                         229,636,550
          1,755,000  Texaco, Inc.                                                                              110,126,250
          4,211,300  Tosco Corp.                                                                               112,652,275
          8,574,600  Williams Cos., Inc.                                                                       405,149,850
                                                                                                           ---------------
                                                                                                             4,833,213,215

Paper and Forest Products (1.8%)
--------------------------------------------------------------------------------------------------------------------------
          2,046,300  Fort James Corp.                                                                           77,759,400
          2,513,100  International Paper Co.                                                                   133,979,644
            840,000  Temple Inland, Inc.                                                                        57,960,000
          6,707,281  Weyerhaeuser Co.                                                                          450,226,237
                                                                                                           ---------------
                                                                                                               719,925,281

Pharmaceuticals (5.9%)
--------------------------------------------------------------------------------------------------------------------------
         10,567,924  American Home Products Corp.                                                              644,643,364
          9,396,882  Bristol-Myers Squibb Co.                                                                  597,289,312
          6,403,476  Merck & Co., Inc.                                                                         449,844,189
            694,900  Monsanto Co.                                                                               31,444,225
         12,616,748  Pharmacia & Upjohn, Inc.                                                                  706,537,888
                                                                                                           ---------------
                                                                                                             2,429,758,978

Photography (0.9%)
--------------------------------------------------------------------------------------------------------------------------
          4,791,904  Eastman Kodak Co.                                                                         357,595,836

Publishing (1.3%)
--------------------------------------------------------------------------------------------------------------------------
          3,790,000  McGraw-Hill, Inc.                                                                         209,397,500
          3,625,000  Times Mirror Co. Class A                                                                  212,062,500
          1,499,300  Tribune Co.                                                                               125,097,844
                                                                                                           ---------------
                                                                                                               546,557,844

Real Estate (0.7%)
--------------------------------------------------------------------------------------------------------------------------
          2,700,000  Equity Residential Properties Trust (R)                                                   124,875,000
          4,000,000  Starwood Hotels & Resorts Worldwide, Inc.                                                 146,750,000
                                                                                                           ---------------
                                                                                                               271,625,000

Retail (4.0%)
--------------------------------------------------------------------------------------------------------------------------
          2,235,000  Albertsons, Inc. (NON)                                                                    115,102,500
          2,539,920  Dayton Hudson Corp.                                                                       170,968,365
          7,672,200  Federated Department Stores, Inc. (NON)                                                   358,195,838
         17,454,193  K mart Corp. (NON)                                                                        259,631,121
            100,100  Kroger Co. (NON)                                                                            5,436,681
          5,688,948  May Department Stores Co.                                                                 226,491,241
          1,794,310  Penney (J.C.) Co., Inc.                                                                    81,865,394
          8,811,700  Rite Aid Corp.                                                                            205,422,756
          5,108,500  Sears, Roebuck & Co.                                                                      234,991,000
                                                                                                           ---------------
                                                                                                             1,658,104,896

Specialty Consumer Products (0.7%)
--------------------------------------------------------------------------------------------------------------------------
         10,752,355  Mattel, Inc.                                                                              278,217,186

Telecommunications (1.3%)
--------------------------------------------------------------------------------------------------------------------------
          3,463,100  Nortel Networks Corp. (Canada)                                                            236,140,131
          6,074,164  U S West, Inc.                                                                            317,754,704
                                                                                                           ---------------
                                                                                                               553,894,835

Transportation (2.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,576,300  AMR Corp. (NON)                                                                           110,045,444
         11,583,800  Burlington Northern Santa Fe Corp.                                                        424,256,675
          3,485,000  Delta Air Lines, Inc.                                                                     221,079,688
          3,500,000  Norfolk Southern Corp.                                                                    114,406,250
          2,090,000  UAL Corp. (NON)                                                                           168,767,500
                                                                                                           ---------------
                                                                                                             1,038,555,557

Utilities (11.1%)
--------------------------------------------------------------------------------------------------------------------------
         12,719,296  American Telephone & Telegraph Co.                                                        642,324,448
          6,428,600  Ameritech Corp.                                                                           439,957,313
          9,568,899  Bell Atlantic Corp.                                                                       551,407,805
          4,493,800  Consolidated Edison, Inc.                                                                 204,187,038
            380,500  Dominion Resources, Inc.                                                                   15,648,063
          6,502,620  Duke Energy Corp.                                                                         364,146,720
          4,595,000  Edison International                                                                      112,577,500
          7,645,000  Entergy Corp.                                                                             238,906,250
          5,050,000  GTE Corp.                                                                                 338,034,375
          2,715,000  Public Service Enterprise Group, Inc.                                                     108,600,000
         11,641,722  SBC Communications, Inc.                                                                  651,936,432
          5,000,000  Sempra Energy                                                                             103,750,000
          7,963,900  Southern Co.                                                                              215,523,044
          3,814,482  Sprint Corp.                                                                              391,222,810
          5,140,000  Texas Utilities Co.                                                                       204,315,000
                                                                                                           ---------------
                                                                                                             4,582,536,798
                                                                                                           ---------------
                     Total Common Stocks (cost $31,063,969,427)                                            $40,742,443,485

CONVERTIBLE BONDS AND NOTES (0.2%) (a) (cost $62,757,638)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $   60,000,000  Apple Computer, Inc. cv. sub. notes 6s, 2001                                          $    94,425,000

CONVERTIBLE PREFERRED STOCKS (0.2%) (a) (cost $70,906,996)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
          1,230,000  K mart Financing I $3.875 cum. cv. pfd.                                               $    66,727,500

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (--%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
                     Government National Mortgage Association
                       Pass-Through Certificates
     $        1,590    11 1/2s, with due dates from March 15, 2010 to
                       January 15, 2013                                                                    $         1,801
              2,170    11s, January 15, 2010                                                                         2,430
            167,626    9s, with due dates from December 15, 2004 to
                       June 15, 2011                                                                               180,161
             61,589    7 1/2s, April 15, 2007                                                                       63,745
            243,209    7 1/4s, with due dates from February 15, 2005 to
                       March 15, 2005                                                                              248,993
                                                                                                           ---------------
                     Total U.S. Government and Agency Obligations
                       (cost $458,936)                                                                     $       497,130

SHORT-TERM INVESTMENTS (0.9%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $   30,000,000  Ciesco L.P., effective yield of 4.83%, May 3, 1999                                    $    29,991,950
         50,000,000  Corporate Receivables, effective yield of 4.82%,
                       June 21, 1999                                                                            49,658,583
         50,000,000  Delaware Funding Corp., effective yield of 4.80%,
                       July 23, 1999                                                                            49,446,667
         50,000,000  Federal Home Loan Banks, effective yield of 4.70%,
                       June 30, 1999                                                                            49,608,333
         25,000,000  General Electric Capital Corp., effective yield of 4.84%,
                       May 28, 1999                                                                             24,909,250
         50,000,000  Preferred Receivables, effective yield of 4.88%, May 13, 1999                              49,918,667
         42,000,000  Sigma Finance Inc., effective yield of 4.83%, May 10, 1999                                 41,949,195
         36,405,000  Interest in $292,698,000 joint repurchase agreement dated April 30, 1999 with SBC Warburg Securities due
                       May 3, 1999 with respect to various U.S. Treasury
                       obligations -- maturity value of $36,419,774 for
                       an effective yield of 4.87%                                                              36,405,000
         53,216,000  Interest in $600,000,000 joint repurchase agreement dated April 30, 1999 with Salomon, Smith, Barney due
                       May 3, 1999 with respect to various U.S. Treasury
                       obligations -- maturity value of $53,237,597 for an
                       effective yield of 4.87%                                                                 53,216,000
                                                                                                           ---------------
                     Total Short-Term Investments (cost $385,103,645)                                      $   385,103,645
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $31,583,196,642) (b)                                          $41,289,196,760
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $41,333,349,391.

  (b) The aggregate identified cost on a tax basis is $31,792,518,666, resulting in gross unrealized appreciation and depreciation of $10,328,732,588 and $832,054,494, respectively, or net unrealized appreciation of $9,496,678,094.

(NON) Non-income-producing security.

(AFF) Affiliated Companies (Note 5).

  (R) Real Estate Investment Trust.

      ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
April 30, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $31,583,196,642) (Notes 1 and 2)                               $41,289,196,760
-----------------------------------------------------------------------------------------------
Cash                                                                                 20,439,803
-----------------------------------------------------------------------------------------------
Dividends, interest, and other receivables                                           51,800,505
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               70,550,716
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                      740,723,719
-----------------------------------------------------------------------------------------------
Total assets                                                                     42,172,711,503

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                    696,966,129
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                           80,358,699
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                         38,278,761
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                            3,843,979
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                           213,599
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                             25,294
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                               18,560,223
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                1,115,428
-----------------------------------------------------------------------------------------------
Total liabilities                                                                   839,362,112
-----------------------------------------------------------------------------------------------
Net assets                                                                      $41,333,349,391

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                 $30,206,988,990
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                          (160,156,748)
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                            1,580,517,031
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                        9,706,000,118
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                      $41,333,349,391

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($22,819,174,611 divided by 1,020,951,445 shares)                                        $22.35
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $22.35)*                                  $23.71
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($16,842,567,357 divided by 763,612,274 shares)**                                        $22.06
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($501,706,040 divided by 22,583,215 shares)                                              $22.22
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $22.22)*                                  $23.03
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($1,169,901,383 divided by 52,246,175 shares)                                            $22.39
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of more than $50,000 and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended April 30, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $899,338) (including dividend
income of $4,657,136 from investments in affiliated issuers) (Note 5)            $  376,303,462
-----------------------------------------------------------------------------------------------
Interest                                                                             12,506,168
-----------------------------------------------------------------------------------------------
Total investment income                                                             388,809,630

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     76,664,132
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                       23,928,917
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        91,971
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         37,807
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                25,837,400
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                80,618,446
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                 1,718,347
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                 265,042
-----------------------------------------------------------------------------------------------
Registration fees                                                                       524,623
-----------------------------------------------------------------------------------------------
Auditing                                                                                 63,526
-----------------------------------------------------------------------------------------------
Legal                                                                                   106,589
-----------------------------------------------------------------------------------------------
Postage                                                                               1,441,771
-----------------------------------------------------------------------------------------------
Other                                                                                 2,078,616
-----------------------------------------------------------------------------------------------
Total expenses                                                                      213,377,187
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                           (3,039,412)
-----------------------------------------------------------------------------------------------
Net expenses                                                                        210,337,775
-----------------------------------------------------------------------------------------------
Net investment income                                                               178,471,855
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                  1,697,326,207
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                      4,658,156,193
-----------------------------------------------------------------------------------------------
Net gain on investments                                                           6,355,482,400
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                             $6,533,954,255
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                       April 30      October 31
                                                                                          1999*            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                           $   178,471,855 $   330,029,369
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign
currency transactions                                                             1,697,326,207   2,836,387,437
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                      4,658,156,193     461,190,278
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                              6,533,954,255   3,627,607,084
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                        (213,901,352)   (232,355,114)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                        (110,859,867)    (84,944,382)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (3,677,969)     (3,281,201)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                         (11,073,074)    (12,369,019)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                      (1,412,774,324) (2,046,999,581)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                      (1,138,006,645) (1,719,400,604)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                         (31,447,846)    (44,352,683)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                         (61,284,075)    (87,596,678)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                 2,034,615,389   5,490,232,906
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                      5,585,544,492   4,886,540,728

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                              35,747,804,899  30,861,264,171
---------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess
of net investment income and undistributed net
investment income of $160,156,748 and
$883,659, respectively)                                                         $41,333,349,391 $35,747,804,899
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended
Per-share                         April 30
operating performance           (Unaudited)                                 Year ended October 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $20.44           $20.87           $18.27           $15.77           $13.65           $14.26
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .13(c)           .26(c)           .39(c)           .43              .46(c)           .44
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          3.51             2.15             3.91             3.19             2.50             (.08)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               3.64             2.41             4.30             3.62             2.96              .36
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.22)            (.24)            (.45)            (.40)            (.40)            (.43)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                     (1.51)           (2.60)           (1.25)            (.72)            (.44)            (.54)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                (1.73)           (2.84)           (1.70)           (1.12)            (.84)            (.97)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $22.35           $20.44           $20.87           $18.27           $15.77           $13.65
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             18.68*           12.15            24.95            23.89            23.00             2.74
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)               $22,819,175      $18,814,738      $16,300,523      $11,403,813       $7,859,496       $6,009,174
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .40*             .84              .86              .92              .89              .95
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)            .62*            1.27             1.95             2.59             3.20             3.18
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             27.32*           78.75            63.88            41.26            58.40            48.76
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended October 31, 1995 and thereafter, includes amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended
Per-share                         April 30
operating performance           (Unaudited)                                  Year ended October 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $20.19           $20.65           $18.10           $15.63           $13.56           $14.18
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .05(c)           .11(c)           .24(c)           .30              .35(c)           .35
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          3.47             2.12             3.87             3.17             2.46             (.09)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               3.52             2.23             4.11             3.47             2.81              .26
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.14)            (.09)            (.31)            (.28)            (.30)            (.34)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                     (1.51)           (2.60)           (1.25)            (.72)            (.44)            (.54)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                (1.65)           (2.69)           (1.56)           (1.00)            (.74)            (.88)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $22.06           $20.19           $20.65           $18.10           $15.63           $13.56
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             18.28*           11.28            24.03            23.04            21.91             2.01
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)               $16,842,567      $15,671,371      $13,511,906       $8,692,163       $5,089,359       $3,318,858
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .77*            1.59             1.61             1.68             1.64             1.70
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)            .24*             .52             1.19             1.84             2.42             2.42
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             27.32*           78.75            63.88            41.26            58.40            48.76
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended October 31, 1995 and thereafter, includes amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                 Six months
                                                    ended                                                          For the period
Per-share                                          April 30                                                          May 1, 1995+
operating performance                            (Unaudited)                 Year ended October 31                  to October 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $20.33           $20.77           $18.21           $15.74           $14.24
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .08(c)           .16(c)           .28(c)           .35              .15(c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           3.49             2.14             3.89             3.18             1.53
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                3.57             2.30             4.17             3.53             1.68
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.17)            (.14)            (.36)            (.34)            (.18)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                      (1.51)           (2.60)           (1.25)            (.72)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (1.68)           (2.74)           (1.61)           (1.06)            (.18)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $22.22           $20.33           $20.77           $18.21           $15.74
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                              18.40*           11.60            24.29            23.31            11.88*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $501,706         $421,616         $348,129         $132,453          $21,100
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .65*            1.34             1.36             1.44              .66*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                             .37*             .77             1.39             2.02             1.12*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              27.32*           78.75            63.88            41.26            58.40
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended October 31, 1995 and thereafter, includes amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended                                                                            For the period
Per-share                         April 30                                                                          June 15, 1994+
operating performance           (Unaudited)                           Year ended October 31                         to October 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $20.47           $20.90           $18.29           $15.78           $13.66           $13.46
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .16(c)           .32(c)           .44(c)           .47              .49(c)           .12
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          3.52             2.14             3.92             3.20             2.50              .19
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               3.68             2.46             4.36             3.67             2.99              .31
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.25)            (.29)            (.50)            (.44)            (.43)            (.11)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                     (1.51)           (2.60)           (1.25)            (.72)            (.44)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                (1.76)           (2.89)           (1.75)           (1.16)            (.87)            (.11)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $22.39           $20.47           $20.90           $18.29           $15.78           $13.66
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             18.84*           12.40            25.27            24.24            23.28             2.28*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $1,169,901         $840,080         $700,707         $343,935         $193,292          $27,632
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .27*             .59              .61              .68              .64              .26*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)            .74*            1.52             2.20             2.83             3.14             1.17*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             27.32*           78.75            63.88            41.26            58.40            48.76
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended October 31, 1995 and thereafter, includes amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
April 30, 1999 (Unaudited)


Note 1
Significant accounting policies

The Putnam Fund for Growth and Income (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital growth and current income by investing primarily in value stocks that offer the potential for capital growth, current income or both.

The fund offers class A, class B, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair market value following procedures approved by the Trustees. Market quotations are not considered to be readily available for long-term corporate bonds and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, or dealers which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended April 30, 1999, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, 0.38% of the next $5 billion, 0.37% of the next $5 billion, 0.36% of the next $5 billion, 0.35% of the next $5 billion and 0.34% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended April 30, 1999, fund expenses were reduced by $3,039,412 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.
Each Trustee of the fund receives an annual Trustee fee, of which $21,550 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended April 30, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $3,635,320 and $88,309 from the sale of class A and class M shares, respectively and $11,632,445 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended April 30, 1999, Putnam Mutual Funds Corp., acting as underwriter received $69,038 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended April 30, 1999, purchases and sales of investment securities other than U.S. government obligations and short-term investments aggregated $10,359,624,789 and $11,196,305,500, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares
At April 30, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                              Six months ended April 30, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                    144,859,867     $3,043,555,002
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   74,813,862      1,519,877,724
-----------------------------------------------------------------------------
                                               219,673,729      4,563,432,726

Shares
repurchased                                   (119,066,219)    (2,490,157,318)
-----------------------------------------------------------------------------
Net increase                                   100,607,510     $2,073,275,408
-----------------------------------------------------------------------------


                                                  Year ended October 31, 1998
-----------------------------------------------------------------------------

Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                    200,626,782     $4,106,230,054
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  107,077,131      2,131,887,575
-----------------------------------------------------------------------------
                                               307,703,913      6,238,117,629

Shares
repurchased                                   (168,383,822)    (3,435,382,037)
-----------------------------------------------------------------------------
Net increase                                   139,320,091     $2,802,735,592
-----------------------------------------------------------------------------


                                              Six months ended April 30, 1999
-----------------------------------------------------------------------------

Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     62,386,866     $1,287,873,149
-----------------------------------------------------------------------------

Shares issued in
connection with
reinvestment of
distributions                                   57,708,005      1,157,782,434
-----------------------------------------------------------------------------
                                               120,094,871      2,445,655,583

Shares
repurchased                                   (132,494,941)    (2,751,787,219)
-----------------------------------------------------------------------------
Net decrease                                   (12,400,070)    $ (306,131,636)
-----------------------------------------------------------------------------


                                                  Year ended October 31, 1998
-----------------------------------------------------------------------------

Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                    158,251,789     $3,216,467,703
-----------------------------------------------------------------------------

Shares issued in
connection with
reinvestment of
distributions                                   85,055,954      1,674,373,024
-----------------------------------------------------------------------------
                                               243,307,743      4,890,840,727

Shares
repurchased                                   (121,775,217)    (2,439,743,943)
-----------------------------------------------------------------------------
Net increase                                   121,532,526     $2,451,096,784
-----------------------------------------------------------------------------


                                              Six months ended April 30, 1999
-----------------------------------------------------------------------------

Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,790,115        $58,023,778
-----------------------------------------------------------------------------

Shares issued in
connection with
reinvestment of
distributions                                    1,678,130         33,894,994
-----------------------------------------------------------------------------
                                                 4,468,245         91,918,772

Shares
repurchased                                     (2,621,821)       (54,593,797)
-----------------------------------------------------------------------------
Net increase                                     1,846,424        $37,324,975
-----------------------------------------------------------------------------


                                                  Year ended October 31, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      6,797,934       $138,377,471
-----------------------------------------------------------------------------

Shares issued in
connection with
reinvestment of
distributions                                    2,278,900         45,149,752
-----------------------------------------------------------------------------
                                                 9,076,834        183,527,223

Shares
repurchased                                     (5,101,774)      (103,173,353)
-----------------------------------------------------------------------------
Net increase                                     3,975,060       $ 80,353,870
-----------------------------------------------------------------------------


                                              Six months ended April 30, 1999
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     16,306,146       $338,415,306
-----------------------------------------------------------------------------

Shares issued in
connection with
reinvestment of
distributions                                    3,554,597         72,357,149
-----------------------------------------------------------------------------
                                                19,860,743        410,772,455

Shares
repurchased                                     (8,644,821)      (180,625,813)
-----------------------------------------------------------------------------
Net increase                                    11,215,922       $230,146,642
-----------------------------------------------------------------------------


                                                  Year ended October 31, 1998
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     14,209,729       $296,190,937
-----------------------------------------------------------------------------

Shares issued in
connection with
reinvestment of
distributions                                    5,012,281         99,965,697
-----------------------------------------------------------------------------
                                                19,222,010        396,156,634

Shares
repurchased                                    (11,722,209)      (240,109,974)
-----------------------------------------------------------------------------
Net increase                                     7,499,801       $156,046,660
-----------------------------------------------------------------------------


Note 5
Transactions with Affiliated Issuers

Transactions during the six months ended April 30, 1999 with companies in which the fund owns at least 5% of the voting securities were as follows:

                       Purchase     Sales       Dividend            Market
Affiliates                 cost      cost         Income             Value
-----------------------------------------------------------------------------
Name of affiliate
-----------------------------------------------------------------------------
Freeport-McMoRan
  Copper & Gold Co.,
  Inc.
  Class A           $        --     $ --      $       --      $ 54,609,375
Sonat, Inc.          22,013,213       --       3,279,636       229,636,550
Times Mirror New
  Ser. A                     --       --       1,377,500       212,062,500
-----------------------------------------------------------------------------

  Totals            $22,013,213     $ --      $4,657,136      $496,308,425



Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

Anthony I. Kreisel
Vice President

David L. King
Vice President and Fund Manager

Hugh H. Mullin
Vice President and Fund Manager

Sheldon N. Simon
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of The Putnam Fund for Growth and Income. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com.

SA0222-52503 6/99



PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
The Putnam Fund for Growth and Income
Supplement to Semiannual Report dated April 30, 1999

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, and M shares, which are discussed more extensively in the semiannual report.

ANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return
for periods ended 4/30/99                                             NAV

6 months                                                            18.84%
1 year                                                              14.18
5 years                                                            169.71
Annual average                                                      21.95
10 years                                                           355.67
Annual average                                                      16.38
Life of fund, annual average (since class A inception, 11/6/57)     14.11

Share value:                                                          NAV
10/31/98                                                           $20.47
4/30/99                                                            $22.39
----------------------------------------------------------------------------

Distributions:   No.        Income      Capital gains      Total
                  4         $0.501          1.506         $2.007
----------------------------------------------------------------------------

Please note that past performance does not indicate future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Performance data reflects an expense limitation previously in effect. Without the expense limitation, total returns would have been lower. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.